EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Jul. 31, 2026
Earnings/(loss) per share
SCHEDULE OF EARNINGS/(LOSS) PER SHARE

The following table sets forth the basic and diluted net earnings/(loss) per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the Years Ended July 31,
	2024	2025	2026
Numerator:
Net income/(loss)	$153,227	$209,911	$(5,842,749)

Denominator:
Weighted average number of ordinary shares	4,273,183	4,943,920	9,016,565

Earnings/(loss) per share
-Basic and diluted	$0.0359	$0.0425	$(0.6480)

* The shares are presented on a retroactive basis to reflect the reverse recapitalization (Note 1 and Note 2(s)).